                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [X]; Amendment Number:   1
                                              -------
     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE              February 16, 2010
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28- 5194               General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21

Form 13F Information Table Entry Total:         109

Form 13F Information Table Value Total: $57,929,532
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2009

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4     Column 5   ---------------------                          Voting Authority
                Column 2   Column 3      Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1        Title of    CUSIP         Value      Principal  (a)  Shared- Shared-        Other             (a)       (b)    (c)
Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------  -------- ----------- -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American
   Express Co.    Com    025816 10 9       697,973   17,225,400         X            4, 2, 5, 17           17,225,400
                                           323,943    7,994,634         X            4, 13, 17              7,994,634
                                         4,872,768  120,255,879         X            4, 14, 17            120,255,879
                                            78,734    1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                            56,716    1,399,713         X            4, 16, 17              1,399,713
                                            34,030      839,832         X            4, 8, 17                 839,832
                                            79,101    1,952,142         X            4, 17                  1,952,142
Bank of America
   Corp.          Com    060505 10 4        75,300    5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Becton
   Dickinson
   & Co.          Com    075887 10 9       118,290    1,500,000         X            4, 9, 10, 11, 14, 17   1,500,000
Burlington
   Northern
   Santa Fe       Com    12189T 10 4     7,571,751   76,777,029         X            4, 14, 17             76,777,029
Carmax Inc.       Com    143130 10 2       194,000    8,000,000         X            4, 9, 10, 11, 14, 17   8,000,000
Coca Cola         Com    191216 10 0        22,800      400,000         X            4, 17                    400,000
                                           101,232    1,776,000         X            4, 15, 17              1,776,000
                                           410,719    7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                         2,288,071   40,141,600         X            4, 2, 5, 17           40,141,600
                                         7,976,899  139,945,600         X            4, 14, 17            139,945,600
                                           520,934    9,139,200         X            4, 13, 17              9,139,200
                                            27,360      480,000         X            4, 16, 17                480,000
                                            51,984      912,000         X            4, 7, 17                 912,000
Comcast Corp    CLA SPL  20030N 20 0       192,120   12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco
   Holding Co.    Com    200334 10 0        12,182    1,218,199         X            4, 14, 17              1,218,199
                                             3,029      302,963         X            4, 2, 5, 17              302,963
                                               172       17,215         X            4, 13, 17                 17,215
ConocoPhillips    Com    20825C 10 4     1,517,358   29,711,330         X            4, 14, 17             29,711,330
                                           102,140    2,000,000         X            4, 13, 17              2,000,000
                                           306,420    6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Costco
   Wholesale
   Corp.          Com    22160K 10 5       310,879    5,254,000         X            4, 14, 17              5,254,000
Exxon Mobil
   Corp.          Com    30231G 10 2        28,763      421,800         X            4                        421,800
Gannett Inc.      Com    364730 10 1        32,703    2,202,200         X            4, 14, 17              2,202,200
General
   Electric Co.   Com    369604 10 3       117,680    7,777,900         X            4                      7,777,900
GlaxoSmithKline   ADR    37733W 10 5        63,819    1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.   Com    437076 10 2        79,786    2,757,898         X            4, 9, 10, 11, 14, 17   2,757,898
Ingersoll-Rd
   Company LTD.   CLA    G4776G 10 1        22,731      636,600         X            4                        636,000
                                           178,700    5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Iron Mountain
   Inc.           Com    462846 10 6       159,320    7,000,000         X            4, 9, 10, 11, 14, 17   7,000,000
                                       -----------
                                        28,630,407
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2009

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4     Column 5   ---------------------                          Voting Authority
                Column 2   Column 3      Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1        Title of    CUSIP         Value      Principal  (a)  Shared- Shared-        Other             (a)       (b)    (c)
Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------  -------- ----------- -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Johnson &
   Johnson        Com    478160 10 4       320,324    4,973,200         X            4                      4,973,200
                                           870,153   13,509,591         X            4, 2, 5, 17           13,509,591
                                            20,953      325,300         X            4, 3, 17, 19, 20, 21     325,300
                                           197,099    3,060,076         X            4, 13, 17              3,060,076
                                            51,012      792,000         X            4, 2, 5, 12, 17          792,000
                                            37,036      575,000         X            4, 18                    575,000
                                           251,025    3,897,300         X            4, 9, 10, 11, 14, 17   3,897,300
Kraft Foods
   Inc.           Com    50075N 10 4     2,425,065   89,222,400         X            4, 14, 17             89,222,400
                                           836,880   30,790,300         X            4, 2, 5, 17           30,790,300
                                           271,800   10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                             7,061      259,800         X            4, 2, 5, 12, 17          259,800
                                           217,440    8,000,000         X            4                      8,000,000
Lowes Companies
   Inc.           Com    548661 10 7       152,035    6,500,000         X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation    Com    55261F 10 4       401,565    6,003,360         X            4, 14, 17              6,003,360
                                            36,522      546,000         X            4, 9, 10, 11, 14, 17     546,000
                                            11,084      165,700         X            4, 13, 17                165,700
Moody's           Com    615369 10 5       431,352   16,095,210         X            4, 14, 17             16,095,210
                                           421,280   15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy,
   Inc.           Com    629377 50 8       141,660    6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Nalco Holding
   Co.            Com    62985Q 10 1       229,590    9,000,000         X            4, 9, 10, 11, 14, 17   9,000,000
Nestle            ADR    641069 40 6       164,390    3,400,000         X            4, 9, 10, 11, 14, 17   3,400,000
Nike Inc.         Com    654106 10 3       504,841    7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Procter &
   Gamble Co.     Com    742718 10 9     2,911,963   48,028,411         X            4, 14, 17             48,028,411
                                         1,229,576   20,280,000         X            4, 2, 5, 17           20,280,000
                                           378,331    6,240,000         X            4, 13, 17              6,240,000
                                           378,331    6,240,000         X            4, 3, 17, 19, 20, 21   6,240,000
                                            47,291      780,000         X            4, 15, 17                780,000
                                            94,583    1,560,000         X            4, 7, 17               1,560,000
                                           265,256    4,375,000         X            4                      4,375,000
Republic
   Services
   Inc.           Com    760759 10 0       234,704    8,290,500         X            4, 9, 10, 11, 14, 17   8,290,500
Sanofi Aventis    ADR    80105N 10 5        19,183      488,500         X            4, 9, 10, 11, 14, 17     488,500
                                           113,731    2,896,133         X            4, 14, 17              2,896,133
                                             6,648      169,300         X            4, 13, 17                169,300
                                            13,744      350,000         X            4, 2, 5, 12, 17          350,000
Sun Trusts
   Banks Inc.     Com    867914 10 3        31,210    1,538,206         X            4, 14, 17              1,538,206
                                            17,449      860,000         X            4, 2, 5, 17              860,000
                                       -----------
                                        13,742,167
                                       -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2009

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                    Column 8
                                        Column 4     Column 5   ---------------------                          Voting Authority
                Column 2   Column 3      Market      Shares or         (b)     (c)         Column 7       --------------------------
Column 1        Title of    CUSIP         Value      Principal  (a)  Shared- Shared-        Other             (a)       (b)    (c)
Name of Issuer    Class     Number   (In Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------  -------- ----------- -------------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Torchmark Corp.   Com    891027 10 4         3,408       77,551         X            1, 4, 14, 17              77,551
                                            19,766      449,728         X            4, 2, 5, 17              449,728
                                            72,821    1,656,900         X            4, 14, 17              1,656,900
                                            28,115      639,700         X            4, 13, 17                639,700
The Travelers
   Companies      Com    89417E 10 9         1,363       27,336         X            4, 14, 17                 27,336
US Bancorp        Com    902973 30 4       524,647   23,307,300         X            4, 2, 5, 17           23,307,300
                                           467,506   20,768,826         X            4, 14, 17             20,768,826
                                           188,296    8,365,000         X            4                      8,365,000
                                           225,100   10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                            48,937    2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                            39,280    1,745,000         X            4, 18                  1,745,000
                                            60,311    2,679,300         X            4, 9, 10, 11, 14, 17   2,679,300
USG Corporation   Com    903293 40 5       239,864   17,072,192         X            4, 14, 17             17,072,192
United Parcel
   Service Inc.   Com    911312 10 6        81,993    1,429,200         X            4                      1,429,200
United Health
   Group Inc.     Com    91324P 10 2        35,814    1,175,000         X            4, 9, 10, 11, 14, 17   1,175,000
Wal-Mart
   Stores, Inc.   Com    931142 10 3     1,811,482   33,891,142         X            4, 14, 17             33,891,142
                                            50,564      946,000         X            4, 9, 10, 11, 14, 17     946,000
                                           224,490    4,200,000         X            4                      4,200,000
Washington
   Post Co.       Cl B   939640 10 8       393,136      894,304         X            4, 14, 17                               894,304
                                            65,198      148,311         X            4, 5, 1, 6, 14, 17                      148,311
                                           284,933      648,165         X            4, 13, 17                               648,165
                                            16,259       36,985         X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del        Com    949746 10 1     1,443,679   53,489,420         X            4, 2, 5, 17           53,489,420
                                           341,240   12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                         1,034,069   38,313,040         X            4, 13, 17             38,313,040
                                            75,248    2,788,000         X            4, 15, 17              2,788,000
                                            26,990    1,000,000         X            4, 17                  1,000,000
                                         4,054,226  150,212,148         X            4, 14, 17            150,212,148
                                            43,446    1,609,720         X            4, 16, 17              1,609,720
                                            45,883    1,700,000         X            4, 8, 17               1,700,000
                                            22,132      820,000         X            4, 7, 17                 820,000
                                           593,780   22,000,000         X            4, 9, 10, 11, 14, 17  22,000,000
                                           431,840   16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                           399,799   14,812,857         X            4                     14,812,857
                                            72,873    2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                            53,980    2,000,000         X            4, 18                  2,000,000
Wellpoint Inc.    Com    94973V 10 7        78,331    1,343,820         X            4, 9, 10, 11, 14, 17   1,343,820
Wesco Finl
   Corp.          Com    950817 10 6     1,956,159    5,703,087         X            4, 3, 17               5,703,087
                                       -----------
                                        15,556,958
                                       -----------
   GRAND TOTAL                         $57,929,532
                                       ===========